Financial assets at fair value through profit or loss (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss	$ 697,491	$ 33,145	$ 490,341
Financial assets at fair value through profit or loss, non current	$ 53,686